Non-marketable Equity Securities	12 Months Ended
Dec. 31, 2014
Non-marketable Equity Securities.
Non-marketable Equity Securities

6. Non-marketable Equity Securities

        Investments in non-marketable equity securities in the accompanying consolidated balance sheets are summarized as follows:

	December 31,
	2014	2013
Federal Home Loan Bank of Dallas stock	$1,907	$827
Federal Reserve Bank of Dallas stock	2,182	1,837
Other non-marketable equity securities	50	50

	$4,139	$2,714